NOTE 12 - Discontinued Operations - Discontinued Operations in the Statement of Operations (Details) (Annual Report [Member], USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2011	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
General and administrative			$ 100,877	$ 60,953
Professional liability settlement	100,000	30,000
Other income (expense)
Gain on sale of assets			(6,500,000)
Income (loss) from discontinued operation			2,728,215	(516,732)
Discontinued Operations [Member]
Patient Service Revenue (net of contractual allowances and discounts)			2,785,498	6,777,591
Operating expenses:
Cost of services-physicians			3,234,533	5,731,549
General and administrative			1,705,449	1,451,496
Professional liability settlement				100,000
Total operating expenses			4,939,982	7,283,045
Other income (expense)
Interest expense, net			(6,792)	(23,878)
Gain on sale of assets			6,500,000
Total other income (expenses)			6,493,208	(23,878)
Income (loss) from discontinued operation			$ 4,338,724	$ (529,332)